Deferred Tax Assets/Liabilities	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Deferred Tax Assets/Liabilities
20	DEFERRED TAX ASSETS/LIABILITIES

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Deferred tax assets	3,342	3,463
Deferred tax liabilities	(1,182)	(852)

	2,160	2,611

Following are the major deferred tax liabilities and assets recognized by the Group:

Deferred tax asset (net)	Provisions	Tax depreciation	Undistributed earnings	Others	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
At January 1, 2022	1,750	(273)	(1,402)	361	436
(Charge) credit to profit or loss (Note 26)	(116)	475	874	411	1,644
Over (Under) provision in prior years (Note 26)	1,070	(36)	—	—	1,034
Acquired on acquisition of a subsidiary (Note 3 2 )	—	—	—	(317)	(317)
Currency alignment	(235)	4	—	45	(186)

At December 31, 2022	2,469	170	(528)	500	2,611

Credit (Charge) to profit or loss (Note 26)	512	(21)	(403)	(56)	32
Under provision in prior years (Note 26)	—	—	—	(307)	(307)
Currency alignment	(177)	29	—	(28)	(176)

At December 31, 2023	2,804	178	(931)	109	2,160

As of December 31, 2023, the Group’s undistributed earnings from certain

non-U.S.

subsidiaries were not indefinitely reinvested. Accordingly, the Group recorded a deferred tax liability of S$0.9 million (2022: S$0.5 million) for the estimated taxes associated with the forecasted
repatriation of these earnings. No deferred tax liability is recognized on temporary differences of S$18.1 million (2022: S$13.2 million) relating to the unremitted earnings of overseas subsidiaries as the Group is able to control the timing of the reversal of these temporary differences and it is probable that they will not reverse in the foreseeable
f
uture.